NATIXIS FUNDS TRUST IV

May 6, 2013

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust IV
(File Nos.: 333-37314 and 811-09945)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Statement of Additional Information, dated May 1, 2013, for the AEW Real Estate Fund, a series of Natixis Funds Trust IV, does not differ from that contained in Post-Effective Amendment No. 20 that was filed electronically on April 29, 2013.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete

John DelPrete

Assistant Secretary